NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2022
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)	Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Automobiles
American Auto Auction Group		First Lien Term Loan	S + 5.00%	8.59%	12/30/2027	10,654	10,556	9,908	4.2%
Total Automobiles							10,556	9,908	4.2%

Chemicals
Ascensus Specialties	(4) (7)	First Lien Term Loan	L + 4.25%	7.39%	6/30/2028	14,327	14,085	13,824	5.9%
Total Chemicals							14,085	13,824	5.9%

Commercial Services & Supplies
Integrated Power Services	(4)	First Lien Term Loan	L + 4.50%	7.64%	11/22/2028	5,055	5,024	4,890	2.1%
Phaidon International	(4) (8)	First Lien Term Loan	S + 5.50%	8.54%	8/22/2029	19,500	19,306	19,312	8.2%
Total Commercial Services & Supplies							24,330	24,202	10.3%

Construction Materials
Sciens Building Solutions, LLC	(4) (7)	First Lien Term Loan	L + 5.75%	9.50%	12/15/2027	10,145	9,964	9,973	4.3%
Sciens Building Solutions, LLC (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 5.75%	9.50%	12/15/2027	5,315	1,716	1,672	0.7%
Total Construction Materials							11,680	11,645	5.0%

Containers & Packaging
Five Star Packing	(4)	First Lien Term Loan	S + 4.25%	8.24%	5/5/2029	5,607	5,526	5,499	2.3%
Pelican Products	(4) (7)	First Lien Term Loan	L + 4.25%	8.48%	12/29/2028	7,940	7,868	7,323	3.1%
Resource Label Group	(4) (7)	First Lien Term Loan	L + 4.00%	7.14%	7/7/2028	4,915	4,899	4,637	2.0%
Spartech	(4) (7)	First Lien Term Loan	L + 4.75%	8.50%	5/8/2028	9,950	9,950	9,802	4.2%
Total Containers & Packaging							28,243	27,261	11.6%

Diversified Consumer Services
Apex Services Partners, LLC (Delayed Draw) (Incremental)	(4) (6) (7)	First Lien Term Loan	S + 5.50%	9.09%	7/31/2025	4,875	(24)	(47)	0.0%
Apex Services Partners, LLC (Incremental)	(4) (7)	First Lien Term Loan	S + 5.50%	9.09%	7/31/2025	4,875	4,827	4,828	2.1%
Excel Fitness	(4)	First Lien Term Loan	S + 5.25%	8.84%	4/27/2029	12,000	11,868	11,377	4.9%
Total Diversified Consumer Services							16,671	16,158	7.0%

Gas Utilities
D&H United Fueling Solutions	(4)	First Lien Term Loan	S + 5.25%	8.84%	9/16/2028	7,396	7,249	7,248	3.1%
D&H United Fueling Solutions	(4) (6)	First Lien Term Loan	S + 5.25%	8.84%	9/16/2028	2,354	(23)	(47)	0.0%
Total Gas Utilities							7,226	7,201	3.1%

Health Care Providers & Services
Forefront Dermatology	(4) (7)	First Lien Term Loan	S + 4.25%	7.29%	4/2/2029	3,927	3,851	3,784	1.6%
Forefront Dermatology (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 4.25%	7.29%	4/2/2029	736	312	285	0.1%
Gastro Health	(4)	First Lien Term Loan	L + 4.50%	8.25%	7/3/2028	6,262	6,219	6,013	2.6%
Gastro Health (Delayed Draw)	(4)	First Lien Term Loan	L + 4.50%	8.25%	7/3/2028	2,085	2,071	2,002	0.9%
PromptCare	(4) (7)	First Lien Term Loan	L + 6.00%	9.14%	9/1/2027	9,332	9,189	9,020	3.9%
PromptCare (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 6.00%	9.14%	9/1/2027	3,400	874	793	0.3%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Term Loan	S + 6.00%	9.99%	9/19/2028	20,000	19,403	19,402	8.3%
Soliant Health	(4)	First Lien Term Loan	L + 4.00%	7.14%	3/31/2028	7,270	7,256	7,318	3.1%
Southern Veterinary Partners	(4) (7)	First Lien Term Loan	S + 5.50%	8.54%	10/5/2027	8,978	8,802	8,781	3.7%
Total Health Care Providers & Services							57,977	57,398	24.5%

Household Durables
All My Sons	(4)	First Lien Term Loan	L + 4.75%	8.98%	10/25/2028	5,931	5,878	5,837	2.4%
Petmate	(4) (7)	First Lien Term Loan	L + 5.50%	9.25%	9/15/2028	12,916	12,800	12,093	5.2%
Total Household Durables							18,678	17,930	7.6%

Insurance
Patriot Growth Insurance Service (Delayed Draw) (Incremental)	(4) (6) (7)	First Lien Term Loan	L + 5.75%	9.50%	10/14/2028	9,000	(87)	(84)	0.0%
Risk Strategies (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.50%	9.09%	11/1/2026	2,025	2,025	1,978	0.8%
Risk Strategies (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 5.50%	9.09%	11/1/2026	9,375	96	(32)	0.0%
Total Insurance							2,034	1,862	0.8%

Internet and Direct Marketing Retain
Xpressmyself.com LLC (a/k/a SmartSign)	(4)	First Lien Term Loan	S + 5.00%	8.59%	9/7/2028	7,400	7,327	7,328	3.1%
Total Internet and Direct Marketing Retain							7,327	7,328	3.1%

IT Services
Evergreen Services Group	(4) (7)	First Lien Term Loan	S + 6.00%	9.59%	6/15/2029	9,209	9,030	9,006	3.8%
Evergreen Services Group (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 6.00%	9.59%	6/15/2029	2,191	(21)	(48)	0.0%
Total IT Services							9,009	8,958	3.8%

Leisure Products
TouchTunes Interactive	(4)	First Lien Term Loan	S + 5.75%	9.34%	4/2/2029	7,651	7,577	7,370	3.2%
Total Leisure Products							7,577	7,370	3.2%

Machinery
Hyperion		First Lien Term Loan	L + 4.50%	8.25%	8/28/2028	4,304	4,287	4,046	1.7%
Total Machinery							4,287	4,046	1.7%

Pharmaceuticals
Wellspring Pharmaceutical	(4)	First Lien Term Loan	S + 5.75%	8.79%	8/22/2028	3,421	3,353	3,354	1.4%
Wellspring Pharmaceutical (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.75%	8.79%	8/22/2028	1,579	(12)	(31)	0.0%
Total Pharmaceuticals							3,341	3,323	1.4%

Professional Services
AG Group Holdings, Inc.	(4)	First Lien Term Loan	S + 4.00%	7.04%	12/29/2028	10,482	10,458	10,244	4.4%
LSCS Holdings Inc.	(4)	First Lien Term Loan	L + 4.50%	8.25%	12/16/2028	11,225	11,173	10,804	4.6%
Total Professional Services							21,631	21,048	9.0%

Software
Businessolver	(4) (7)	First Lien Term Loan	L + 5.50%	9.73%	12/1/2027	8,937	8,857	8,698	3.7%
Businessolver (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 5.75%	9.50%	12/1/2027	2,418	(10)	(64)	0.0%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	L + 5.75%	9.50%	4/15/2027	1,293	1,282	1,219	0.5%
Revalize (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 5.75%	9.50%	4/15/2027	1,872	(8)	(106)	0.0%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	L + 5.75%	9.50%	4/15/2027	5,050	5,035	4,763	2.0%
Total Software							15,156	14,510	6.2%

Total Debt Investments							259,808	253,972	108.4%

Total Investments							$ 259,808	$ 253,972	108.4%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) All of the investments bear interest at rates that may be determined by reference to London Interbank Offered Rate (“LIBOR” or "L"), as well as Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over LIBOR and SOFR and the current contractual interest rate in effect at September 30, 2022. As of September 30, 2022, the effective rates for the 1M L and 3M L are 3.14%, and 3.75%, respectively. As of September 30, 2022, the effective rates for 1M S, 3M S and 6M S are 3.04%, 3.59% and 3.99%, respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2022. Certain investments are subject to a LIBOR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $234,295 as of September 30, 2022
(6) Position is an unfunded loan commitment, and no interest is being earned. The investment may be subject to an unused/letter of credit facility fee.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States. The principal place of business for Phaidon International is the United Kingdom.